Note 2 - Loans and Allowance for Loan Losses - Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans, gross	$ 2,093,042	$ 2,050,199
Net deferred loan fees	(7,141)	(7,020)
Total loans	2,085,901	2,043,179
Less: Allowance for loan losses	(28,726)	(27,174)	$ (23,909)
Loans, net	2,057,175	2,016,005
Real Estate Portfolio Segment [Member]
Loans, gross	1,929,325	1,911,886
Real Estate Portfolio Segment [Member] | Residential 1 to 4 Family [Member]
Loans, gross	511,250	460,692
Less: Allowance for loan losses	(7,144)	(6,297)	(5,156)
Real Estate Portfolio Segment [Member] | Multifamily Real Estate [Member]
Loans, gross	97,104	134,613
Less: Allowance for loan losses	(1,117)	(1,481)	(1,011)
Real Estate Portfolio Segment [Member] | Commercial Real Estate [Member]
Loans, gross	793,379	701,055
Less: Allowance for loan losses	(11,114)	(9,753)	(9,267)
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans, gross	425,185	518,245
Less: Allowance for loan losses	(5,997)	(7,084)	(6,094)
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans, gross	19,268	24,071
Less: Allowance for loan losses	(187)	(221)	(487)
Real Estate Portfolio Segment [Member] | Second Mortgages [Member]
Loans, gross	10,760	11,197
Less: Allowance for loan losses	(123)	(118)	(94)
Real Estate Portfolio Segment [Member] | Home Equity Line of Credit [Member]
Loans, gross	72,379	62,013
Less: Allowance for loan losses	(889)	(731)	(723)
Commercial Portfolio Segment [Member]
Loans, gross	98,265	78,245
Less: Allowance for loan losses	(1,044)	(622)	$ (401)
Agricultural Portfolio Segment [Member]
Loans, gross	1,569	1,985
Consumer Portfolio Segment [Member]
Loans, gross	54,834	48,759
Consumer Portfolio Segment [Member] | Personal Loan [Member]
Loans, gross	50,532	45,072
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Loans, gross	4,302	3,687
Unallocated Financing Receivables [Member]
Loans, gross	$ 9,049	$ 9,324